Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest received on bank deposits	£ 73	£ 29
Other interest receivable	10
Gain on equity settled derivative financial liability	487	468	936
Total finance income	570	497	936
Finance expense
Interest expense on lease liabilities	28	43	36
Other loans	13	10	8
Total finance expense	£ 41	£ 53	£ 44